Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,200	$ 4,200	$ 16,700	$ 16,700	$ 100,100	$ 104,300